Property, plant and equipment - Schedule of property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,522,010
Acquisitions	4,743
Acquisitions through business combinations, property	87,598
Disposals and cancellations	(6,224)
Depreciation charges	(168,509)
Transfer to assets held for sale	(23,212)
Translation differences	(19)
Property, plant and equipment, ending balance	3,416,387
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,931,598
Property, plant and equipment, ending balance	4,981,080
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,409,588)
Property, plant and equipment, ending balance	(1,564,693)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,520,067
Acquisitions	3,849
Acquisitions through business combinations, property	0
Disposals and cancellations	(6,173)
Depreciation charges	(153,694)
Transfer to assets held for sale	(23,212)
Translation differences	0
Property, plant and equipment, ending balance	3,340,837
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,927,324
Property, plant and equipment, ending balance	4,888,501
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,407,257)
Property, plant and equipment, ending balance	(1,547,664)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Acquisitions	323
Acquisitions through business combinations, property	87,598
Disposals and cancellations	0
Depreciation charges	(14,522)
Transfer to assets held for sale	0
Translation differences	(17)
Property, plant and equipment, ending balance	73,382
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	87,902
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	(14,520)
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,943
Acquisitions	571
Acquisitions through business combinations, property	0
Disposals and cancellations	(51)
Depreciation charges	(293)
Transfer to assets held for sale	0
Translation differences	(2)
Property, plant and equipment, ending balance	2,168
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,274
Property, plant and equipment, ending balance	4,677
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,331)
Property, plant and equipment, ending balance	$ (2,509)